Convertible Redeemable Preferred Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	May 13, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		20,809,850
Price per share		$ 0.0001
Series A Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	20,591,629
Price per share	$ 7.792
Issuance of ordinary shares	$ 160.5
Percentage of dividends	8.00%
Automatic conversion, description	Each Series A Preference Share will be automatically converted upon the closing of a Qualified IPO into a number of ordinary shares as is determined by dividing the Series A original issue price by a conversion price is equal to the lower of (i) the conversion price at the time in effect for such Series A Preference Share and (ii) the price per share that equals 90% of the lowest net price per ordinary share received by the Company in the Qualified IPO.
Redemption rights, description	At any time on or after the occurrence of a Trigger Event (as defined below), each investor may require the Company to redeem the Series A Preference Shares issued to the investor and require the Company to immediately pay the investor an amount equal to the redemption price, plus 8% annualized.
Fair value loss	$ 80.0